Shareholders' Equity - Authorized Shares (Detail)	Dec. 31, 2013	Dec. 31, 2012
Equity [Abstract]
Issued and outstanding (in shares)	15,555,131	15,038,483
Reserved for stock option plans (in shares)	4,101,186	4,617,834
Total (in shares)	19,656,317	19,656,317